File No. 002-65761

As filed June 19, 2000

             U.S. SECURITIES AND EXCHANGE COMMISSION

                      Washington, DC  20549

                            FORM N-14
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                   Pre-Effective Amendment No.
                  Post-Effective Amendment No.
                (Check appropriate box or boxes)

              D. L. Babson Money Market Fund, Inc.
       (Exact Name of Registrant as Specified in Charter)

                         (816) 751-5900
                (Area Code and Telephone Number)

                   BMA Tower, 700 Karnes Blvd.
                   Kansas City, MO  64108-3306
             Address of Principal Executive Offices:
             (Number, Street, City, State, Zip Code)

                        Stephen S. Soden
                   BMA Tower, 700 Karnes Blvd.
                   Kansas City, MO  64108-3306
             Name and Address of Agent for Service:
          (Number and Street) (City) (State) (Zip Code)

                           Copies to:

                    Mark H. Plafker, Esquire
              Stradley, Ronon, Stevens & Young, LLP
                    2600 One Commerce Square
                   Philadelphia, PA 19103-7098

    Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.



It is proposed that this filing will become effective on July 20, 2000, pursuant to Rule 488.

Title of the securities being registered: Shares of stock, par value $.10 per share, of D. L. Babson Money Market Fund, Inc. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

D. L. BABSON MONEY MARKET FUND, INC.

FEDERAL PORTFOLIO

IMPORTANT SHAREHOLDER INFORMATION

These materials are for a special meeting of Federal
Portfolio shareholders scheduled for September 1, 2000 at 2:00 pm. Central time. The materials discuss the proposals to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Portfolio. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Directors' recommendations.

We urge you to spend a few minutes reviewing the proposals in the proxy statement. Then, fill out the proxy card and return it to us so that we know how you would like to vote.
If shareholders return their proxies promptly, we may be able to avoid making additional mailings.

We welcome your comments. If you have any account specific questions, please call the Fund at 1-800-[4-BABSON (1-800-
422-2766)]. If you have any proxy related questions or need assistance voting your shares, please call our proxy solicitor, D.F. King & Co., Inc., at 1-800-207-3158.

TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.

VOTE BY TELEPHONE: by calling the toll free number on your proxy card and following the recorded instructions. If you wish to speak with someone before voting please call our solicitor D.F. King & Co., Inc., at 1-800-207-3158.

VOTE BY INTERNET: by signing onto the internet site listed on your proxy card and entering the proper information.
Please have your proxy card with your control number ready when using this option.


D. L. BABSON MONEY MARKET fund, INC.

FEDERAL PORTFOLIO

Dear Shareholder:

Enclosed is a Notice of Meeting for a Special Meeting of Federal Portfolio shareholders of D. L. Babson Money Market
Fund, Inc. (the "Fund"). The Meeting is scheduled for
September 1, 2000 at 2:00 p.m. Central time at the offices of the Fund's manager, Jones & Babson, Inc. on the 19th floor of the BMA Tower, 700 Karnes Boulevard, Kansas City,
Missouri. The accompanying materials describe an important proposal which may affect the future of your Portfolio. We ask you to give this your prompt attention and vote via the enclosed proxy card.

Please Take a Moment to Fill Out, Sign and Return the
Enclosed Proxy Card

This meeting is very important to the future of Federal Portfolio. The Directors of the Fund unanimously recommend that you consider and approve a Plan of Reorganization that would result in your shares of Federal Portfolio being exchanged for those of Prime Portfolio of the Fund. If the shareholders of Federal Portfolio approve the proposal, you will receive shares of Prime Portfolio equal in value to your investment in Federal Portfolio. You will no longer be a shareholder of Federal Portfolio, and you will instead be a shareholder of Prime Portfolio. If the reorganization is completed, Federal Portfolio will no longer exist and Prime Portfolio will thereafter be referred to as the D. L. Babson Money Market Fund.

The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

The Directors recommend this transaction because the projected growth in assets of Federal Portfolio was not sufficient to provide competitive performance and high quality service to shareholders over the long term. The manager and underwriter of the Fund is Jones & Babson, Inc. David L. Babson & Co. provides the day-to-day management of each Portfolio's assets. Each Portfolio has similar investment objectives and investment policies, except that Federal Portfolio invest only in U.S. government securities, while Prime Portfolio primarily invests in other money market securities. After the Portfolios are combined, the surviving Portfolio may be better able to obtain trading advantages and efficiency and the manager's cost of operating the Portfolio may be reduced.

Please take the time to review this document and vote now.
The Directors of the Fund unanimously recommend that you vote in favor of this proposal.


 To ensure that your vote is counted, indicate your position on the enclosed proxy card.

 Sign and return your card promptly.

 You may also vote by telephone or over the Internet.

 If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.
Thank you for your attention to this matter.


Sincerely,

/s/Stephen S. Soden
Stephen S. Soden
President

D. L. BABSON Money Market FUND, INC.

federal portfolio


Babson Funds
c/o Jones & Babson, Inc.
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64121-9779

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on September 1, 2000

To the Federal Portfolio Shareholders of D. L. Babson Money
Market Fund, Inc.:

NOTICE IS HEREBY GIVEN that a Special Meeting of Federal Portfolio shareholders of D. L. Babson Money Market Fund, Inc. (the "Fund") will be held at the offices of the Fund's manager, Jones & Babson, Inc. on the 19th floor of the BMA Tower, 700 Karnes Boulevard, Kansas City, Missouri on September 1, 2000, at 2:00 p.m. Central time. The Meeting is being called for the following purpose:

To approve a Plan of Reorganization of the Fund on behalf of its two Portfolios, that provides for the acquisition of substantially all of the assets of Federal Portfolio in exchange for shares of Prime Portfolio, the distribution of such shares to the shareholders of Federal Portfolio, and the liquidation and dissolution of Federal Portfolio.

In addition, shareholders will be asked to grant the proxyholders the authority to vote upon any other business which may legally come before the Meeting or any adjournment thereof. The attached Prospectus/Proxy Statement describes the proposed transaction more completely. A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record as of the close of business on June
15, 2000, are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

By Order of the Board of Directors,

Martin A. Cramer
Secretary

July 20, 2000




The Board of Directors urges you to complete, date, sign, and return the enclosed proxy card in the enclosed postage-paid return envelope. It is important that you return your signed proxy card promptly so that a quorum may be ensured.

PROSPECTUS/PROXY STATEMENT

TABLE OF CONTENTS


                                                      Page
Cover Page                                           Cover
Summary                                                  2
What proposal am I voting on?                            2
How will the shareholder voting be handled?              2
Comparisons of Some Important Features                   3
How do the investment objectives and
   policies of the Portfolios compare?                   3
What are the risks of an investment in the Portfolios?
4
Who manages the Fund and the Portfolios?                 5
What are the fees and expenses of each Portfolio
   and what might they be after the Transaction?         6
Where can I find more financial information about
   the Portfolios?                                       6
What are other key features of the Portfolios?           7
Reasons for the Transaction                              7
Information about the Transaction                        8
How will the Transaction be carried out?                 8
Who will pay the expenses of the Transaction?            8
What are the tax consequences of the Transaction?        8
What should I know about the shares of Prime Portfolio
9
What are the capitalizations of the Portfolios and what
might
   the capitalization be after the Transaction?          9
Voting Information                                       9
How many votes are necessary to approve the Plan?        9
How do I ensure my vote is accurately recorded?         10
Can I revoke my proxy?                                  10
What other matters will be voted upon at the Meeting?
10
Who is entitled to vote?                                10
What other solicitations will be made?                  10
Are there dissenters' rights?                           10
More Information about the Fund and the Portfolios      11
Principal Holders of Shares                             11
Exhibits to Prospectus and Proxy Statement
   Exhibit A - Plan of Reorganization (attached)        12
   Exhibit B - Babson Funds Combined Prospectus
     dated October 31, 1999,
           as supplemented June 8, 2000 (enclosed)
21
   Exhibit C - Babson Funds Combined Annual Report to
Shareholders
                    dated June 30, 1999 (enclosed)
22


D. L. BABSON money market FUND, INC.

PROSPECTUS/PROXY STATEMENT

Dated July 20, 2000

Acquisition of the Assets of federal portfolio
By and in exchange for shares of Prime portfolio

This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting (the "Meeting") of Federal Portfolio shareholders of D. L. Babson Money Market Fund, Inc. (the "Fund"), to approve or disapprove a Plan of Reorganization (the "Plan"). If shareholders of Federal Portfolio vote to approve the Plan, you will receive shares of the Prime Portfolio series of the Fund equal in value to your investment in shares of Federal Portfolio. Federal Portfolio will then be liquidated and dissolved and Prime Portfolio will thereafter be referred to as the Babson Money Market Fund. The investment objectives and policies of the Portfolios are substantially similar, except that Federal Portfolio invests only in U.S. government securities, while Prime Portfolio may also invest in other money market securities.

The Meeting will be held at the offices of the Fund's manager, Jones & Babson, Inc. which are located on the 19th floor of the BMA Tower, 700 Karnes Boulevard, Kansas City, Missouri on September 1, 2000 at 2:00 p.m. Central time. The Board of Directors of the Fund is soliciting these proxies on behalf of Federal Portfolio. This Prospectus/Proxy Statement will first be sent to shareholders on or about July 17, 2000.

This Prospectus/Proxy Statement gives the information about the proposed reorganization and shares of Prime Portfolio that you should know before investing. You should retain it for future reference. Additional information about Prime
Portfolio and the proposed reorganization has been filed with the SEC and can be found in the following documents:

 The Babson Funds Combined Prospectus dated October 31,
1999, as supplemented June 8, 2000, is enclosed with and considered a part of this Prospectus/Proxy Statement.

 The Babson Funds Combined Annual Report to Shareholders dated June 30, 1999, which contains financial and performance information for Federal Portfolio and Prime
Portfolio, is enclosed with and considered a part of this Prospectus/Proxy Statement.

 A Statement of Additional Information (SAI) relating to this Prospectus/Proxy Statement dated July 20, 2000, has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or other documents related to the Fund without charge by calling 1-800[-4-BABSON (1-800-422-2766] or by writing to the Babson Funds at P.O. Box 219757, Kansas City, MO 64121-9757.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement.
Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A), the Babson Funds Combined Prospectus (enclosed as Exhibit B) and the Babson Funds Combined Annual Report to Shareholders (enclosed as Exhibit C).

What proposal am I voting on?

You are being asked to consider and approve a Plan of Reorganization that will have the effect of combining Federal Portfolio and Prime Portfolio of the Fund into a single mutual Fund. If shareholders of Federal Portfolio vote to approve the Plan, the assets of Federal Portfolio will be transferred to Prime Portfolio and Federal Portfolio shareholders will exchange their shares of Federal Portfolio for an equal dollar amount of Prime Portfolio shares. The proposed reorganization is referred to in this Prospectus/Proxy Statement as the "Transaction." As a result of the Transaction, you will cease to be a shareholder of Federal Portfolio and will become a shareholder of Prime Portfolio.

For the reasons set forth in the "Reasons for the Transaction" section, the Board of Directors of the Fund has determined that the Transaction is in the best interests of the shareholders of Federal Portfolio and also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Transaction.

The Board of Directors of the Fund, on behalf of both
Federal Portfolio and Prime Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

How will the shareholder voting be handled?

Shareholders who own shares of Federal Portfolio at the close of business on June 15, 2000 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, a majority of the outstanding shares of Federal Portfolio must be voted in favor of the Plan.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, your votes will be officially cast at the Meeting by the persons appointed as proxies.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting
Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Portfolios compare?

This section describes the differences between the investment policies of Federal Portfolio and Prime
Portfolio. For a complete description of the Prime
Portfolio's investment policies and risks, you should read the Babson Funds Combined Prospectus that is enclosed with this Prospectus/Proxy Statement.

Both Federal Portfolio and Prime Portfolio are money market funds that share the same investment objective: to maximize income consistent with safety of principal and liquidity. As money market funds, the Portfolios seek to maintain a stable share price (net asset value per share) of $1.00 and invest only in high quality, short-term debt instruments for the purpose of maximizing income consistent with safety of principal and liquidity.

Federal Portfolio only invests in high quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government (hereafter "U.S. government securities"). Prime Portfolio may also invest in U.S. government securities, but primarily invests in other high quality, short-term money market securities such as certificates of deposit, bankers acceptances and commercial paper.

To assure compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") relating to money market mutual funds, each Portfolio only invests in U.S. dollar denominated securities with remaining maturities of 397 days or less, and each Portfolio maintains the dollar weighted average maturity of its portfolio of securities at 90 days or less.

Each Portfolio is subject to income risk, which is the risk that falling short-term interest rates will cause the Portfolio's income - and thus its yield, to decline. Prime
Portfolio is also subject to credit risk, which is the risk that the issuer of a security will fail to pay interest or principal in a timely manner.

An investment in either Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Portfolio invests in high quality instruments and seeks to preserve the value of your investment at $1 per share, it is possible that you could lose money by investing in a Portfolio.

U.S. Government Securities - Both Portfolios may invest in direct obligations of the U.S. government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury. Both Portfolios may also invest in obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury such as the Government National Mortgage Association, Export-Import Bank, or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of the Federal Home Loan Banks, or the Federal National Mortgage Association.

Other Money Market Securities - While Prime Portfolio may invest in U.S. government securities, it primarily invests in other money market securities such as the following: (1) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks or savings and loan associations having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or Federal Home Loan Association; (2) high quality commercial paper or variable demand notes of companies rated P-2/MIG-2 or higher by Moody's Investors Service, Inc. ("Moody's") or A-2 or higher by Standard and Poor's Corporation ("S&P"), or if not rated by either Moody's or S&P, a company's commercial paper (including variable demand notes) may be purchased by Prime Portfolio if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P; (3) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P.

Repurchase Agreements - Both Portfolios may invest in repurchase agreements collateralized by issues of the U.S. Treasury or U.S. government agencies. A repurchase agreement involves the sale of securities to a Portfolio with the concurrent agreement by the seller to repurchase the securities at the Portfolio's cost plus interest at an agreed rate upon demand or within a specified time period. The result is a fixed rate of return insulated from market fluctuations during such period. Both Portfolios may enter into such repurchase agreements only with U.S. banks having assets in excess of $1 billion which are members of the FDIC, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Fund. Securities subject to a repurchase agreement may bear maturities exceeding one year but the term of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the net assets of each Portfolio.

Investment Restrictions - Each Portfolio is subject to the same fundamental investment restrictions, which can not be changed without shareholder approval. The restrictions are set forth in the current Babson Funds Combined Statement of Additional Information which is available upon request from the Fund. Some of the more important restrictions are as follows: The investments of each Portfolio are diversified and therefore a Portfolio will not purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the U.S., its agencies or instrumentalities), if as a result, (a) more than 5% of the Portfolio's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the Portfolio would hold more than 10% of any class of securities of such issuer (for this purpose, all debts and obligations of an issuer maturing in less than one year are treated as a single class of securities). In addition, neither Portfolio will purchase any securities which would cause more than 25% of the value of the Portfolio's total net assets at the time of such purchase to be invested in any one industry; provided, however, the Prime Portfolio does not consider assets in certificates of deposit or bankers' acceptances of domestic branches of U.S. banks to be investments in a single industry.

What are the risks associated with an investment in the Portfolios?

Like all investments, an investment in either Portfolio involves risk and there is no assurance that the Portfolios will meet their investment objectives. The achievement of the Portfolios' objectives depends upon interest rates, market conditions, generally, and on the advisers' analytical and portfolio management skills.

Investments in both Portfolios are subject to interest rate, income, credit, market and repurchase agreement risks.

Interest rate risk is the risk that changes in interest rates can reduce the value of a security. When interest rates rise, the value of debt securities tends to decrease.
The opposite is also true: debt security prices go up when interest rates fall. Interest rates have increased and decreased in the past. These changes are unpredictable. In addition, the yield and the principal value of money market instruments are sensitive to short-term lending conditions.

Income risk is the risk that a Portfolio's income will decrease due to falling interest rates. Since a Portfolio can only distribute what it earns, a Portfolio's distributions to its shareholders may decline when interest rates fall.

Credit risk is the possibility that an issuer of a security will be unable to make interest payments or to pay the principal of a security upon maturity. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Changes in the credit quality of the credit provider could affect the value of the security and the Portfolio's share price. A change in the credit risk associated with a security may cause a corresponding change in the security's price, and therefore, the Portfolio's share price. To the extent the Portfolios' invest in U.S. government securities, credit risk is minimal because the obligation to repay principal and interest payments is backed by the full faith and credit of the U.S. government.

Market risk is the risk that a security's value will be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to decline. Likewise, when there are more buyers than seller, prices tend to increase. A security's maturity length also affects its price. In general, securities with longer maturities are more sensitive to price changes.

Repurchase agreement risk involves the risk that if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Portfolios may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. In addition, it is possible that a Portfolio may not be able to perfect its interest in the underlying securities. The Portfolios' sub-advisor attempts to control these risks through stringent security selection criteria and careful monitoring procedures.

Who manages the Fund and the Portfolios?

The management of the business and affairs of the Fund and its Portfolios is supervised by the Board of Directors of the Fund. Jones & Babson is the Fund's manager and principal underwriter. Jones & Babson was founded in 1959 and presently serves as the investment manager of 18 separate mutual funds, including the 13 funds within the Babson Funds group. Jones & Babson also serves as principal underwriter and provides administrative, transfer agency and/or accounting services for 37 separate funds, including the Babson Funds. Jones & Babson is located at the BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64121-9757.

Jones & Babson has engaged David L. Babson & Co. to provide investment sub-advisory services to the Fund and David L. Babson & Co. is responsible for the day-to-day management of the assets of each Portfolio. David L. Babson & Co. is located at One Memorial Drive, Cambridge, MA 02412-1300.

Jones & Babson has entered into a Management Agreement with the Fund, under which each Portfolio is obligated to pay annual management fees equal to 0.85% of its average daily net assets. In exchange for management fees, Jones & Babson provides or pays all of the costs of investment management, fund accounting, transfer agency and administrative services. Jones & Babson also pays all fees of the custodian, independent auditors and legal counsel; and the cost of officers, directors and other personnel; rent;
shareholder services and other services incident to corporate administration.

What are the fees and expenses of each Portfolio and what might they be after the Transaction?

Fees and Expenses - The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios, as well as the pro forma fees and expenses of Prime Portfolio after the Transaction.

                                        Actual+            Pro forma++
                                 Federal       Prime     Prime Portfolio
                                Portfolio    Portfolio  After Transaction
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases                None       None              None
 Maximum Deferred Sales Charge (Load)   None       None              None
 Maximum Sales Charge (Load) Imposed
    on Reinvested Dividends             None       None              None
 Redemption Fee                         None*     None*              None*
 Exchange Fee                           None       None              None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
 Management Fees                       0.85%      0.85%             0.85%
 Distribution (12b-1) Fees              None       None              None
 Other Expenses                        0.03%      0.03%             0.03%
 Total Annual Fund Operating Expenses  0.88%      0.88%           (0.88%)

+ Actual information for Federal Portfolio and Prime
Portfolio shares is provided for the fiscal year ended June
30, 1999.
++ Projected expenses based on current and anticipated Prime
Portfolio expenses.
* A $10.00 fee is imposed for redemptions by wire.

Expense Examples - These examples are intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds. They assume you invest $10,000 and receive a 5% return each year. Although your actual costs may be higher or lower, based on the above assumptions your costs would be:


                                        1 Year  3 Years 5 Years10 Years
Federal Portfolio                        $90      $281    $488   $1,084
Prime Portfolio                          $90      $281    $488   $1,084
Pro forma Prime Portfolio (after Transaction)     $90     $281     $488
$1,084

Where can I find more financial information about the Portfolios?

For Prime Portfolio, per share income information for the past five fiscal years (and the most recent six month semiannual period) is shown below. Also the current Babson
Funds Combined Annual Report to Shareholders, which is enclosed, contains more financial information about Prime
Portfolio and Federal Portfolio as well as discussions of each Portfolio's performance during the fiscal year ended
June 30, 1999 and the six month period ended December 31, 1999.

Financial Highlights - Prime portfolio


Condensed data for a share ofSix Months Ended
capital stock outstanding December 31, 1999             Years ended June 30,
throughout each period.      (unaudited)1999   1998  1997    1996   1995
Net asset value, beginning
 of period                       $1.00  $1.00   $1.00  $1.00  $1.00 $1.00
Income from investment operations:
 Net investment income             .02    .04     .05    .05    .05   .05
Less distributions:
 Dividends from net investment
  income                          (.02)  (.04)  (.05)  (.05)  (0.5)  (.05)
Net asset value, end of period   $1.00  $1.00   $1.00  $1.00  $1.00  $1.00
Total return1                     2.30%  4.38%  4.82%  4.61%  4.83%  4.66%
Ratios/Supplemental Data
Net assets, end of period
 (in millions)                      $40    $39    $37    $38    $36    $40
Ratio of expenses to average
 net assets2                       .88%   .88%   .91%   .92%   .92%   .92%
Ratio of net investment income to
 average net assets2              4.54%  4.30%  4.73%  4.58%  4.75%  4.58%

1 Total return not annualized for periods less than one full year. 2 Annualized for periods less than one full year.

What are other key features of the Portfolios?

Shares of each Portfolio are sold on a no-load basis and there are no sales commissions or Rule 12b-1 fees. Shares of each Portfolio may be redeemed at their respective net asset value per share at any time. Shares may also be exchanged at no cost for shares of any other portfolio or fund in the Babson Funds group. Because an exchange is technically a sale and purchase of shares, an exchange is a taxable transaction (although the Transaction described in this Proxy Statement is designed to be tax-free).

Additional information and specific instructions explaining how to buy, sell, and exchange shares of the Portfolios is contained in the Babson Funds Combined Prospectus, and the Prospectus also lists phone numbers for you to call if you have any questions about your account.

Each Portfolio declares a dividend from its net investment income at the end of each business day, and such dividends are payable to shareholders of record at the end of the previous business day. On the last day of each month, all dividends declared during that month are credited to the accounts of those shareholders. Distributions from capital gains, if any, are declared annually by December 31.

REASONS FOR THE TRANSACTION

The Board of Directors of the Fund has recommended the Transaction to Federal Portfolio shareholders in order to combine Federal Portfolio with Prime Portfolio to make a larger fund that has similar investment policies. A larger fund may be able to benefit from reduced trading costs and increased operational efficiencies.

The Plan was presented to the Board of Directors of the Fund at a meeting held on April 27, 2000. At the meeting, the Board of Directors reviewed the expense ratios of both Portfolios; the comparative investment performance of the Portfolios; the compatibility of the investment objectives, policies, restrictions and investments of the Portfolios; and the tax consequences of the Transaction. During the course of its deliberations, the Board of Directors noted that the expenses of the Transaction will be borne by the manager and not by the Fund or either Portfolio.

The Board of Directors including a majority of the Directors who are not interested persons of the Fund, unanimously concluded that the Transaction is in the best interests of the shareholders of Federal Portfolio and that no dilution of value would result to the shareholders of Federal Portfolio or Prime Portfolio from the Transaction, and the Board approved the Plan and recommended that shareholders of Federal Portfolio vote to approve the Transaction.

For the reasons discussed above, the Board of Directors unanimously recommends that you vote For the Plan.

If shareholders of Federal Portfolio do not approve the Plan, the Board of Directors will consider other possible courses of action for Federal Portfolio, including liquidation and dissolution.


INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan attached as Exhibit A.

How will the Transaction be carried out?

If shareholders of Federal Portfolio approve the Plan, the Transaction will take place after various conditions are satisfied by the Fund on behalf of Federal Portfolio and Prime Portfolio, including the preparation of certain documents. The Fund will determine a specific date for the actual Transaction to take place. This is called the closing date. If the shareholders of Federal Portfolio do not approve the Plan, the Transaction will not take place.

If shareholders of Federal Portfolio approve the Plan at the Meeting, shares of Federal Portfolio will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans. Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions.

If the shareholders of Federal Portfolio approve the Plan, Federal Portfolio will deliver to Prime Portfolio substantially all of its assets on the closing date. In exchange, shareholders of Federal Portfolio will receive shares of Prime Portfolio that have a value equal to the dollar value of the assets delivered to Federal Portfolio.
The stock transfer books of Federal Portfolio will be permanently closed on the closing date. Federal Portfolio will only accept requests for redemption received in proper form before 10:00 a.m. Central time on the closing date.
Requests received after that time will be considered requests to redeem shares of Prime Portfolio.

To the extent permitted by law, the Fund may amend the Plan without shareholder approval. It may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval by shareholders of Federal Portfolio.

Who will pay the expenses of the Transaction?

The expenses resulting from the Transaction will be paid by the manager and not by the Fund or either Portfolio.

What are the tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from the Fund, on behalf of the Portfolios, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Fund, that shareholders of Federal Portfolio will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Federal Portfolio for shares of Prime Portfolio and that neither Prime Portfolio nor its shareholders will recognize any gain or loss upon receipt of the assets of Federal Portfolio.


What should I know about the shares of Prime Portfolio?

Shares of Prime Portfolio will be distributed to shareholders of Federal Portfolio and will have the same legal characteristics as the shares of Federal Portfolio with respect to such matters as voting rights, assessibility, conversion rights, and transferability.
Former shareholders of Federal Portfolio whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Prime Portfolio until Federal
Portfolio certificates have been returned.

What are the capitalizations of the Portfolios and what might the capitalization be after the Transaction?
The following table sets forth, as of May 31, 2000, the capitalization of shares of Federal Portfolio and Prime Portfolio. The table also shows the projected capitalization of Prime Portfolio shares as adjusted to give effect to the proposed Transaction. The capitalization of Prime Portfolio is likely to be different when the Transaction is consummated.

                                                        PRIME PORTFOLIO
                     FEDERAL PORTFOLIO  PRIME PORTFOLIO     PRO FORMA
                        (UNAUDITED)       (UNAUDITED)      (UNAUDITED)
Net assets (millions)          $10            $40            $50
Total shares outstanding 9,714,084     40,003,297     49,717,381
Net asset value per share    $1.00          $1.00          $1.00

VOTING INFORMATION

How many votes are necessary to approve the Plan?

The affirmative vote of a majority of the total number of outstanding shares of Federal Portfolio is necessary to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Federal Portfolio held at the close of business on June 15, 2000 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

Under relevant state law and the Fund's governing documents, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

How do I ensure my vote is accurately recorded?

You can vote in any one of four ways:

 By mail, with the enclosed proxy card.

 In person at the Meeting.

 Through D.F. King & Co., Inc., a proxy solicitor, by calling toll-free 1-800/207-3158.

 By telephone or through the Internet; a control number and internet site address or a toll free number for the automated voting option are provided on your proxy card and separate instructions are enclosed.

A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Can I revoke my proxy?

You may revoke your proxy at any time before it is voted by sending a written notice to the Fund expressly revoking your proxy, by signing and forwarding to the Fund a later-dated proxy, or by attending the Meeting and voting in person.

What other matters will be voted upon at the Meeting?

The Board of Directors of the Fund does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

Shareholders of record of Federal Portfolio on the Record
Date will be entitled to vote at the meeting. On the Record
Date, there were 8,751,046.88 outstanding shares of Federal
Portfolio issued and outstanding.

What other solicitations will be made?

The Fund will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Fund may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Fund, without extra pay, may conduct additional solicitations by telephone, personal interviews and other means. The Fund, on behalf of Federal Portfolio, has engaged D.F. King to solicit proxies from brokers, banks, other institutional holders and individual shareholders for an approximate fee, including out-of-pocket expenses ranging between $5,000 and $10,000. The costs of any additional solicitation and of any adjourned session will be borne by the manager.

Are there dissenters' rights?

Shareholders of Federal Portfolio will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at net asset value until the closing date. After the closing date, you may redeem your Prime
Portfolio shares or exchange them for shares of other funds in the Babson Funds group, subject to the terms in the prospectus of the respective fund.

MORE INFORMATION ABOUT THE FUND AND THE PORTFOLIOS

Federal Portfolio and Prime Portfolio are separate series of the Fund, which is an open-end management investment company registered with the SEC under the 1940 Act. Each Portfolio is, in effect, a separate mutual fund. Detailed information about the Fund and each Portfolio (as well as the other funds in the Babson Funds group) is contained in the Babson Funds Combined Prospectus which is enclosed with and considered a part of this Prospectus/Proxy Statement. Additional information about the Fund and each Portfolio is included in the Babson Funds Combined SAI dated October 31, 1999 which has been filed with the SEC and is incorporated by reference into the SAI relating to this Prospectus/Proxy Statement

You may request a free copy of the Semiannual Report to Shareholders for the six month period ended December 31, 1999, by calling 1-800-4-BABSON or by writing to the Fund at P.O. Box 219747, Kansas City, MO 64121-9757. The Fund's Annual Report to Shareholders for the fiscal year ended June 30, 1999, is enclosed with and considered a part of this Prospectus/Proxy Statement.

The Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the principal shareholders of Federal
Portfolio, beneficial or of record, were:



Name and Address                        Percentage (%)

Norman Von Herzen, DDS                  10.62%
P/S Plan
Newport Bech, CA

Dober & Associates, Inc.                8.63%
Cambridge, MA

Theodore W. Ofiner, MD GTR              5.40%
Philadelphia, PA


From time to time, the number of Federal Portfolio shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. No other person owned (beneficially or of record) 5% or more of the outstanding shares of Federal
Portfolio.

As of the Record Date, the officers and Directors of the Fund, as a group, owned less than 1% of the outstanding voting shares of Federal Portfolio.




EXHIBITS TO PROSPECTUS/PROXY STATEMENT


EXHIBIT A  -   Plan of Reorganization by D.L. Babson Money
Market Fund, Inc. on behalf of Prime Portfolio and Federal
Portfolio

EXHIBIT B  -   Babson Funds Combined Prospectus dated
October 31, 1999, as supplemented June 8, 2000 (enclosed)

EXHIBIT C  -   Babson Funds Combined Annual Report to
Shareholders dated June 30, 1999 (enclosed)





EXHIBIT A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Plan") is made by D.L. Babson Money Market Fund, Inc., a corporation organized under the laws of the State of Maryland on October 19, 1979 (the "Fund"), as of this ___ day of ________, 2000, on behalf of its two series-Federal Portfolio and Prime Portfolio (collectively, the "Portfolios"), with a principal place of business at 700 Karnes Blvd., Kansas City, MO 64108.

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Prime Portfolio, of substantially all of the property, assets and goodwill of Federal Portfolio in exchange solely for shares of common stock, par value $0.01 each, of Prime Portfolio ("Prime Portfolio Shares"); (ii) the distribution of Prime Portfolio Shares to the shareholders of Federal Portfolio according to their respective interests; and (iii) the subsequent dissolution of Federal Portfolio as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by the Fund on behalf of the Portfolios:


1. Sale and Transfer of Assets, Liquidation and Dissolution of Federal Portfolio.

(a) Subject to the terms and conditions of this Plan, the Fund on behalf of Federal Portfolio shall convey, transfer and deliver to Prime Portfolio at the Closing all of Federal Portfolio's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to (i) discharge its unpaid liabilities on its books at the closing date, including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (ii) pay such contingent liabilities as the Board of Directors shall reasonably deem to exist against Federal Portfolio, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Federal Portfolio's books (hereinafter "Net Assets"). Federal Portfolio shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

(b) Subject to the terms and conditions of this Plan, the Fund on behalf of Prime Portfolio shall at the Closing deliver to Federal Portfolio the number of Prime Portfolio Shares, determined by dividing the net asset value per share of the shares of Federal Portfolio ("Federal Portfolio Shares") by the net asset value per share of Prime Portfolio Shares, and multiplying the result thereof by the number of outstanding Federal Portfolio Shares as of 1:00 P.M. Central time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in
Section 2 hereof.

(c) Immediately following the Closing, the Fund shall dissolve Federal Portfolio and distribute pro rata to the shareholders of record of Federal Portfolio as of the close of business on the Closing Date, the Prime Portfolio Shares to be delivered to Federal Portfolio pursuant to this
Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of the Fund relating to Prime Portfolio and noting in such accounts the type and amounts of such Prime Portfolio Shares that such former Federal Portfolio shareholders are due based on their respective holdings of Federal Portfolio as of the close of business on the Closing Date. Fractional Prime Portfolio Shares shall be carried to the third decimal place. At the time of merger, all outstanding certificated shares of Federal Portfolio will be deemed canceled. Holders in possession of certificated shares of Federal Portfolio will not be required to surrender their certificates to complete the acquisition by Prime Portfolio. After the acquisition, holders may request a certificate representing the number of Prime Portfolio Shares they own.

2. Valuation.

(a) The value of Federal Portfolio's Net Assets to be transferred to Prime Portfolio hereunder shall be computed as of 1:00 P.M. Central time on the Closing Date using the valuation procedures set forth in Federal Portfolio's currently effective prospectus.

(b) The net asset value of a share of Prime Portfolio shall be determined to the nearest full cent as of 1:00 P.M.
Central time on the Closing Date using the valuation procedures set forth in Prime Portfolio's currently effective prospectus.

(c) The net asset value of a share of Federal Portfolio shall be determined to the third decimal point as of 1:00
P.M. Central time on the Closing Date using the valuation procedures set forth in Federal Portfolio's currently effective prospectus.

3. Closing and Closing Date.

The Closing Date shall be October 27, 2000, or such later date as determined by the Fund's officers. The Closing shall take place at the principal office of the Fund at 2:00 P.M. Central time on the Closing Date. The Fund on behalf of Federal Portfolio shall have provided for delivery as of the Closing of Federal Portfolio's Net Assets to be transferred to the account of Portfolio at the Fund's Custodian, UMB Bank, n.a., 1010 Grand Boulevard, Kansas City, MO 64106. Also, the Fund on behalf of Federal Portfolio shall produce at the Closing a list of names and addresses of the shareholders of record of its Federal Portfolio Shares and the number of shares owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 P.M. Central time on the Closing Date, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief. The Fund on behalf of Prime Portfolio shall issue and deliver a certificate or certificates evidencing the shares of Prime Portfolio to be delivered to the account of Federal Portfolio at said transfer agent registered in such manner as the officers of the Fund on behalf of Federal Portfolio may request, or provide evidence satisfactory to Federal Portfolio that such Prime Portfolio Shares have been registered in an account on the books of Prime Portfolio in such manner as the Fund on behalf of Federal Portfolio may request.

4. Representations and Warranties by the Fund on behalf of Federal Portfolio.

The Fund makes the following representations and warranties about Federal Portfolio:

(a) Federal Portfolio is a series of the Fund, a corporation organized under the laws of the State of Maryland on October 19, 1979 and validly existing and in good standing under the laws of that State. The Fund is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end, management investment company and all of the Federal Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

(b) The Fund is authorized to issue 2,000,000,000 shares of common stock, par value $0.01 each, each outstanding share of which is fully paid, non-assessable, fully transferable and has full voting rights and currently issues shares of two (2) series. The Fund is authorized to issue 1,000,000,000 shares of common stock of each series.

(c) The financial statements appearing in the Fund's Annual Report to Shareholders for the fiscal year ended June 30, 1999, audited by Ernst & Young LLP, and the Fund's unaudited Semiannual Report to Shareholders for the six months ended December 31, 1999, fairly present the financial position of Federal Portfolio as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d) The Fund has the necessary power and authority to conduct Federal Portfolio's business as such business is now being conducted.

(e) The Fund on behalf of Federal Portfolio is not a party to or obligated under any provision of the Fund's Articles of Incorporation, as amended and supplemented, or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(f) The Fund has elected to treat Federal Portfolio as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and Federal Portfolio has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

5. Representations and Warranties by the Fund on behalf of Prime Portfolio.

The Fund makes the following representations and warranties about Prime Portfolio:

(a) Prime Portfolio is a series of the Fund, a corporation organized under the laws of the State of Maryland on October 19, 1979 and validly existing and in good standing under the laws of that State. The Fund is duly registered under the 1940 Act as an open-end, management investment company and all its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

(b) The Fund is authorized to issue 1,000,000,000 shares of Prime Portfolio, par value $0.01 each, each outstanding share of which is fully paid, non-assessable, fully transferable, and has full voting rights. Prime Portfolio Shares to be issued pursuant to this Plan will be fully paid, non-assessable, freely transferable and have full voting rights.

(c) At the Closing, Prime Portfolio Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of Federal Portfolio are presently eligible for offering to the public, and there are a sufficient number of Prime Portfolio Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

(d) The financial statements appearing in the Fund's Annual Report to Shareholders for the fiscal year ended June 30, 1999, audited by Ernst & Young LLP, and the Fund's unaudited Semiannual Report to Shareholders for the six months ended December 31, 1999, fairly present the financial position of Prime Portfolio as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(e) The Fund has the necessary power and authority to conduct Prime Portfolio's business as such business is now being conducted.

(f) The Fund on behalf of Prime Portfolio is not a party to or obligated under any provision of the Fund's Articles of Incorporation, as amended and supplemented, or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(g) The Fund has elected to treat Prime Portfolio as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and Prime Portfolio has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

6. Representations and Warranties by the Fund on behalf of the Portfolios.

The Fund makes the following representations and warranties about both Federal Portfolio and Prime Portfolio:

(a) The statement of assets and liabilities to be created by the Fund for each of the Portfolios as of 1:00 P.M.
Central time on the Closing Date for the purpose of determining the number of Prime Portfolio Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the Net Assets in the case of Federal Portfolio and the net assets in the case of Prime Portfolio, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b) At the Closing, the Portfolios will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c) Except as disclosed in the Fund's current effective prospectus relating to Federal Portfolio and Prime
Portfolio, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Portfolios.

(d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Portfolios.

(e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of the Fund's Board of Directors, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(f) It anticipates that consummation of this Plan will not cause either of the Portfolios to fail to conform to the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

(g) The Fund has the necessary power and authority to conduct the business of the Portfolios, as such business is now being conducted.

7.   Intentions of the Fund on behalf of the Portfolios.

(a) The Fund intends to operate each Portfolio's respective business as presently conducted between the date hereof and the Closing.

(b) The Fund intends that the Federal Portfolio will not acquire the Prime Portfolio Shares for the purpose of making distributions thereof to anyone other than Federal
Portfolio's shareholders.

(c) The Fund on behalf of Federal Portfolio intends, if this Plan is consummated, to liquidate and dissolve Federal
Portfolio.

(d) The Fund intends that, by the Closing, all of the Portfolios' Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(e) At the Closing, the Fund on behalf of Federal Portfolio intends to have available a copy of the shareholder ledger accounts, certified by the Fund's transfer agent or its President to the best of its or his or her knowledge and belief, for all the shareholders of record of Federal Portfolio Shares as of 1:00 P.M. Central time on the Closing Date who are to become shareholders of Prime Portfolio as a result of the transfer of assets that is the subject of this Plan.

(f) The Fund intends to mail to each shareholder of record of Federal Portfolio entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities
Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g) The Fund intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Prime Portfolio Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Federal Portfolio's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8. Conditions Precedent to be Fulfilled by Fund on behalf of the Portfolios.

The consummation of the Plan shall be subject to the following conditions:

(a) That: (i) all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date;
(ii) performance of all obligations required by this Plan to be performed by the Fund on behalf of the Portfolios shall occur prior to the Closing; and (iii) the Fund shall execute a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

(b) That this Plan shall have been adopted and approved by the appropriate action of the Board of Directors of the Fund on behalf of each of the Portfolios.

(c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under
Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Portfolio or would prohibit the transactions contemplated hereby.

(d) That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Federal Portfolio at an annual or special meeting or any adjournment thereof.

(e) That a distribution or distributions shall have been declared for both Portfolios, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of each party (i) all net investment income and all net realized capital gains, if any, for the period from the close of its last fiscal year to 1:00 P.M. Central time on the Closing Date; and (ii) any undistributed net investment income and net realized capital gains from any period to the extent not otherwise declared for distribution.

(f) That there shall be delivered to the Fund on behalf of Federal Portfolio an opinion from Messrs. Stradley, Ronon,
Stevens & Young, LLP, counsel to the Fund, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of the Fund with regard to matters of fact:

(1) The acquisition by Prime Portfolio of substantially all the assets of Federal Portfolio as provided for herein in exchange for Prime Portfolio Shares will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Federal Portfolio and Prime Portfolio will each be a party to the reorganization within the meaning of
Section 368(b) of the Code;

(2) No gain or loss will be recognized by Federal Portfolio upon the transfer of substantially all of its assets to Prime Portfolio in exchange solely for voting shares of Prime Portfolio (Sections 361(a) and 357(a)). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code;

(3) No gain or loss will be recognized by Prime Portfolio upon the receipt of substantially all of the assets of Federal Portfolio in exchange solely for voting shares of Prime Portfolio (Section 1032(a);

(4) The basis of the assets of Federal Portfolio received by Prime Portfolio will be the same as the basis of such assets to Federal Portfolio immediately prior to the exchange (Section 362(b));

(5) The holding period of the assets of Federal Portfolio received by Prime Portfolio will include the period during which such assets were held by Federal Portfolio (Section
1223(2));

(6) No gain or loss will be recognized by the shareholders of Federal Portfolio upon the exchange of their shares in Federal Portfolio for voting shares of Prime Portfolio
(Section 354(a));

(7) The basis of the Prime Portfolio Shares received by Federal Portfolio's shareholders shall be the same as the basis of the Federal Portfolio Shares exchanged therefor
(Section 358(a)(1));

(8) The holding period of Prime Portfolio Shares received by Federal Portfolio's shareholders (including fractional shares to which they may be entitled) will include the holding period of Federal Portfolio's Shares surrendered in exchange therefor, provided that Federal Portfolio's Shares were held as a capital asset on the date of the exchange
(Section 1223(1)); and

(9) Prime Portfolio will succeed to and take into account as of the date of the proposed transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Federal Portfolio described in Section 381(c) of the Code (as defined in Section 1.381(b)-1(b) of the Income
Tax Regulations), subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

(g) That there shall be delivered to the Fund on behalf of the Portfolios an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

(1) Federal Portfolio and Prime Portfolio are series of the Fund, which was organized as a corporation organized under the laws of the State of Maryland on October 19, 1979 and is validly existing and in good standing under the laws of that State;

(2) The Fund is authorized to issue 1,000,000,000 shares of Federal Portfolio and 1,000,000,000 shares of Prime Portfolio, par value $0.01 each. Assuming that the initial shares were issued in accordance with the 1940 Act and the Fund's Articles of Incorporation, as amended and supplemented, and By-laws of the Fund, and that all other outstanding shares of the Portfolios were sold, issued and paid for in accordance with the terms of the Portfolios' prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, fully transferable and has full voting rights;

(3) Each Portfolio is a diversified series of the Fund, which is an open-end, investment company of the management type registered as such under the 1940 Act;

(4) Except as disclosed in the Portfolios' currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against either Portfolio, the unfavorable outcome of which would materially and adversely affect either Portfolio;

(5) Prime Portfolio Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Fund, on behalf of Prime Portfolio;

(6)  All actions required to be taken by the Fund and/or
Portfolios to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Fund and the Portfolios; and

(7) Neither the execution, delivery nor performance of this Plan by the Fund violates any provision of the Fund's Articles of Incorporation, as amended and supplemented, or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Fund is a party or by which the Portfolios are otherwise bound; this Plan is the legal, valid and binding obligation of the Fund and each Portfolio and is enforceable against the Fund and/or each Portfolio in accordance with its terms.

(8) The Fund's registration statement of which the prospectus dated October 31, 1999, as supplemented June 8, 2000, relating to Prime Portfolio is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Fund.

(h) That the Fund's Registration Statement with respect to the Prime Portfolio Shares to be delivered to the Federal Portfolio's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i) That the Prime Portfolio Shares to be delivered hereunder shall be eligible for sale by Prime Portfolio with each state commission or agency with which such eligibility is required in order to permit the Prime Portfolio Shares lawfully to be delivered to each Federal Portfolio shareholder.

(j) That, at the Closing, there shall be transferred to Prime Portfolio aggregate Net Assets of Federal Portfolio comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Federal Portfolio on the Closing Date.

9. Expenses.

(a) The Fund represents and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b) The expenses of entering into and carrying out the provisions of this Plan shall be borne by the manager.

10. Termination; Postponement; Waiver; Order.

(a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of Federal Portfolio) prior to the Closing or the Closing may be postponed by the Fund on behalf of either Portfolio by resolution of the Board of Directors, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b) If the transactions contemplated by this Plan have not been consummated by December 31, 2000, the Plan shall automatically terminate on that date, unless a later date is agreed to by the Fund on behalf of Prime Portfolio and Federal Portfolio.

(c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Fund, Federal Portfolio nor Prime Portfolio, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the Fund's Board of Directors if, in the judgment of such Board of Directors, such action or waiver will not have a material adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Fund nor any of its officers, directors, agents or shareholders nor the Portfolios nor any of their shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, agent or shareholder of either of the Portfolios or the Fund against any liability to the entity for which that officer, director, agent or shareholder so acts or to any of the Funds' shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of the Fund on behalf of the Federal Portfolio or Prime Portfolio to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of Federal Portfolio, unless such terms and conditions shall result in a change in the method of computing the number of Prime Portfolio Shares to be issued to Federal Portfolio in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Federal Portfolio prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Fund on behalf of Federal Portfolio shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11. Entire Plan and Amendments.

This Plan embodies the entire plan of the Fund on behalf of the Portfolios and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Plan may be amended only by the Fund on behalf of the Portfolio in writing. Neither this Plan nor any interest herein may be assigned without the prior written consent of the Fund on behalf of the Portfolio.

12. Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Fund at 700 Karnes
Blvd., Kansas City, MO, 64108, Attention: Secretary.

13. Governing Law.

This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

IN WITNESS WHEREOF, D.L. Babson Money Market Fund, Inc. on behalf of Prime Portfolio and Federal Portfolio, has executed this Plan by its duly authorized officer, all as of the date and year first-above written.

                         D. L. Babson Money Market Fund, Inc.

                         on behalf of

                         Federal Portfolio

Attest:

                         By:

                         Assistant Secretary



                         D. L. Babson Money Market Fund, Inc.

                         on behalf of

                         Prime Portfolio

Attest:

                         By:

                         Assistant Secretary



EXHIBIT B



Babson Funds Combined Prospectus

Dated October 31, 1999,
as Supplemented June 8, 2000

The Babson Funds Combined Prospectus dated October 31, 1999, as supplemented June 8, 2000, is part of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders. For purposes of this EDGAR filing, the above-referenced prospectus (as supplemented) is incorporated herein by reference to the electronic filings made on June 8, 2000 (the supplement) and November 2, 1999 (the prospectus).

EXHIBIT C

BABSON FUNDS COMBINED
ANNUAL REPORT TO SHAREHOLDERS

Dated June 30, 2000

The Babson Funds Combined Annual Report to Shareholders dated June 30, 1999 is part of this Prospectus/Proxy
Statement and will be included in the proxy solicitation mailing to shareholders. For purposes of this EDGAR filing, the above-referenced shareholder report is incorporated herein by reference to the electronic filing made on September 3, 1999.

STATEMENT OF ADDITIONAL INFORMATION

FOR

D. L. BABSON money market FUND, INC.

Dated July 20, 2000

Acquisition of the Assets of
FEDERAL PORTFOLIO,
a series of D. L. Babson Money Market Fund, Inc.

By and in exchange for shares of the
PRIME PORTFOLIO,
also a series of D. L. Babson Money Market Fund, Inc.

This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Federal Portfolio for shares of Prime
Portfolio.

This SAI consists of this Cover Page and the following documents. Each of these documents is enclosed with and is legally considered to be a part of this SAI:

1.   Babson Funds Combined Statement of Additional
Information dated October 31, 1999.


2. Babson Funds Combined Semiannual Report to Shareholders for the six months ended December 31, 1999.

3.   Projected (Pro Forma) after Transaction Financial
Statements.
This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated July 17, 2000, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-4BABSON (1-800-422-2766)] or by writing to the Babson Funds at P.O. Box 219757, Kansas City, MO 64121-9757.

Attachments to SAI (page 1 of 3)

The Babson Funds Combined Statement of Additional Information dated October 31, 1999, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the above-referenced SAI is incorporated herein by reference to the electronic filing made on November 2, 1999.

Attachments to SAI (page 2 of 3)

The Babson Funds Combined Semiannual Report to Shareholders dated December 31, 1999, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the above-referenced
Shareholder Report is incorporated herein by reference to the electronic filing made on February 28, 2000.

Attachments to SAI (page 3 of 3)

The following are projected (pro forma) financial statements that were prepared to indicate the anticipated financial information for Portfolio L following the completion of the reorganization. They consist of a Pro Forma Combining Statement of Assets and Liabilities; a Pro Forma Combining Statement of Operations; notes relating to the combining Statements; and a Combined Pro Forma Statement of Investments.

COMBINED PRO FORMA STATEMENT OF INVESTMENTS
BABSON MONEY MARKET FUND - PRIME
BABSON MONEY MARKET FUND - FEDERAL
DECEMBER 31, 1999 (UNAUDITED)
            BABSON MONEY MARKET FUND BABSON MONEY MARKET FUND
                PRIME PORTFOLIO          FEDERAL PORTFOLIOPRO FORMA COMBINED
                SHARES/             SHARES/             SHARES/
    COUNTRY     WARRANTS   VALUE    WARRANTS   VALUE    WARRANTS   VALUE
DESCRIPTION
SHORT-TERM CORPORATE NOTES - 93.44%
AIG Funding, Incorporated,5.68%, due May 5, 2000
United States$1,500,000$1,470,417                    $1,500,000$1,470,417
AT&T Corporation,5.90%, due January 25, 2000
United States 2,000,000 1,992,133                     2,000,000 1,992,133
Associates Corporation,5.90%, due January 27, 2000
United States 2,000,000 1,991,478                     2,000,000 1,991,478
Bell Atlantic Financial,5.88%, due January 24, 2000
United States 1,900,000 1,892,862                     1,900,000 1,892,862
Caterpillar Financial Services,5.72%, due January 28, 2000
United States 2,000,000 1,991,420                     2,000,000 1,991,420
Coca-Cola Company,5.75%, due March 7, 2000
United States 2,000,000 1,978,917                     2,000,000 1,978,917
duPont (E.I.) deNemours & Company,5.85%, due January 18, 2000
United States 1,000,000   997,238                     1,000,000   997,238
duPont (E.I.) deNemours & Company,5.45%, due March 2, 2000
United States 1,000,000   990,765                     1,000,000   990,765
Emerson Electric Company,5.95%, due January 31, 2000
United States 1,000,000   995,042                     1,000,000   995,042
Ford Motor Credit Company,6.50%, due January 4, 2000
United States 1,500,000 1,499,188                     1,500,000 1,499,188
General Mills, Incorporated,5.80%, due February 23, 2000
United States 1,900,000 1,883,776                     1,900,000 1,883,776
General Motors Acceptance Corporation,5.70%, due March 6, 2000
United States 2,000,000 1,979,417                     2,000,000 1,979,417
Grainger (W.W.), Incorporated,5.82%, due February 17, 2000
United States 1,900,000 1,885,563                     1,900,000 1,885,563
Heinz (H.J.) Company,5.85%, due January 31, 2000
United States 2,000,000 1,990,250                     2,000,000 1,990,250
IBM Credit Corporation,5.52%, due February 4, 2000
United States 1,800,000 1,790,616                     1,800,000 1,790,616
Lucent Technologies, Incorporated,5.77%, due February 2, 2000
United States 1,900,000 1,890,255                     1,900,000 1,890,255
McGraw-Hill Companies, Incorporated,6.20%, due January 21, 2000
United States 2,000,000 1,993,111                     2,000,000 1,993,111
Merck & Company, Incorporated,5.30%, due February 4, 2000
United States 1,800,000 1,790,990                     1,800,000 1,790,990
Motorola, Incorporated,6.55%, due January 28, 2000
United States 1,100,000 1,094,596                     1,100,000 1,094,596
Nicor, Incorporated,5.89%, due January 18, 2000
United States 2,000,000 1,994,437                     2,000,000 1,994,437
Proctor & Gamble Company,5.85%, due February 4, 2000
United States 2,000,000 1,988,950                     2,000,000 1,988,950
Sonoco Products Company,5.75%, due March 14, 2000
United States 1,000,000   988,340                     1,000,000  988,340
TOTAL short-term
corporate notes 37,300,00037,069,761                 37,300,00037,069,761

GOVERNMENT SPONSORED ENTERPRISES - 87.7%
Federal Home Loan MortgageCorporation Discount Notes,5.20%, due March 31,
2000
United States 1,000,000   987,000                     1,000,000   987,000
Federal Home Loan MortgageCorporation Discount Notes,5.22%, due March 31,
2000
United States 1,000,000   986,950                     1,000,000   986,950
Federal Farm Credit Banks Discount Notes,5.50%, due March 27, 2000
United States                     1,000,000   986,861 1,000,000  986,861
Federal Home Loan MortgageCorporation Discount Notes
5.75%, due January 24, 2000
United States                     1,500,000 1,494,490 1,500,000 1,494,490
5.51%, due March 8, 2000
United States                       500,000   494,873   500,000   494,873
5.49%, due February 2, 2000
United States                     1,000,000   995,120 1,000,000   995,120
5.73%, due March 30, 2000
United States                     1,000,000   985,834 1,000,000  985,834
Federal National Mortgage Association
Discount Notes
5.53%, due February 2, 2000
United States                     2,250,000 2,238,940 2,250,000 2,238,940
5.57%, due March 1, 2000
United States                       750,000   743,037   750,000  743,037
TOTAL government sponsored enterprises

              2,000,000 1,973,950 8,000,000 7,939,15510,000,000 9,913,105

REPURCHASE AGREEMENT - 19.55%
Morgan Guaranty Trust Company,2.25%, due January 3, 2000
(Collateralized by U.S. Treasury Notes,
6.75%, due August 15, 2026 with a value of $730,317)
United States   716,000   716,000                       716,000   716,000
Morgan Guaranty Trust Company,2.25%, due January 3, 2000
(Collateralized by U.S. Treasury Notes,
6.75%, due August 15, 2026 witha value of $1,738,076)
1,704,0001,704,0001,704,0001,704,000

TOTAL INVESTMENTS - 100.27% 39,759,711     9,643,155            49,402,866
Other Assets Less
Liabilities - (0.27%)    (86,889)          (44,324.00)          (131,213)
TOTAL NET ASSETS - 100.00%       $39,672,822         $9,598,831
$49,271,653




PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
BABSON MONEY MARKET FUND - PRIME
BABSON MONEY MARKET FUND - FEDERAL
DECEMBER 31, 1999 (UNAUDITED)

                                                                 BABSON
                               BABSON    BABSON            MONEY MARKET FUND
                            MONEY MARKETMONEY MARKET        PRIME PORTFOLIO
                           FUND - PRIMEFUND - FEDERAL  PRO FORMAPRO FORMA
                            PORTFOLIO  PORTFOLIO ADJUSTMENTS    COMBINED
ASSETS:
 Investments in securities:
  Cost                       $7,939,155 $39,043,711 $   -        $46,982,866
  Value                      7,939,155   39,043,711     -         46,982,866
 Repurchase agreements,
  at value and cost          1,704,000      716,000     -          2,420,000
 Cash                                -       88,261     -             88,261
 Receivables:
  Dividends and interest           107           44     -                151
 Other Assets                   11,984       23,372                   35,356
   Total assets              9,655,246   39,871,388     -         49,526,634

LIABILITIES:
 Payables for:
  Cash overdraft                11,470                                11,470
  Management fees                7,068       29,927     -             36,995
  Dividends                     37,876      169,162     -            207,038
  Total liabilities             56,415      199,089     -            255,504
   Net assets               $9,598,831  $39,672,299 $   -        $49,271,130

NET ASSETS CONSIST OF:
 Paid in capital             9,598,786   39,679,667     -         49,278,453
 Undistributed net investment
  income (loss)                     45         -        -                 45
 Accumulated undistributed net
  realized gain (loss)
  on sale of investments             0      (7,368)     -            (7,368)
 Net unrealized appreciation
  (depreciation) in value
  of investments                     0            0     -                  0
   Total net assets          9,598,831   39,672,299     -         49,271,130

Capital shares outstanding   9,597,567   39,677,241 9,597,567(A)  49,274,808
Net assets                  $9,598,831  $39,672,299 $             49,271,130
Net asset value per share   $     1.00  $      1.00              $      1.00


(A)  Reflects new shares issued, net of retired shares of the Federal
   Portfolio




PRO FORMA COMBINING STATEMENT OF OPERATIONS
BABSON MONEY MARKET FUND - PRIME
BABSON MONEY MARKET FUND - FEDERAL
DECEMBER 31, 1999 (UNAUDITED)

                                                                 BABSON
                               BABSON    BABSON            MONEY MARKET FUND
                            MONEY MARKETMONEY MARKET        PRIME PORTFOLIO
                           FUND - PRIMEFUND - FEDERAL  PRO FORMAPRO FORMA
                            PORTFOLIO  PORTFOLIO ADJUSTMENTS    COMBINED
INVESTMENT INCOME:
 Interest                          $304,661 $1,097,831    $-     $1,402,492
  Total investment income           304,661  1,097,831     -      1,402,492
Expenses:
 Management fees                     49,623    173,050     -        222,673
 Registration and filing fees         1,408      4,692                6,100
  Total expenses                     51,031    177,742     -        228,773
    Net investment income (loss)    253,630    920,089     -      1,173,719
Realized and unrealized gain (loss):
 Net realized gain (loss) during
  the period on investments            -          -        -           -
 Net change in unrealized
  appreciation (depreciation)
  during the period on investments     -          -        -           -
 Net gain (loss)                       -          -        -           -
 Net increase (decrease) in net
 assets resulting from operations  $253,630   $920,089    $-    $1,173,719




D. L. BABSON MONEY MARKET FUND, INC.

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1: BASIS OF COMBINATION

On April 27, 2000, the Babson Board of Directors approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of Babson Money Market Fund - Federal, Babson Money Market Fund - Prime will acquire all the assets of the Babson Money Market Fund - Federal subject to the liabilities of such a fund, in exchange for a number of shares equal to the pro rata net assets of shares of the Babson Money Market Fund - Prime (the "Merger").

The Merger will be accounted for as a tax-free merger of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at December 31, 1999. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the Babson Money Market Fund - Federal and the Babson Money Market Fund
- Prime at December 31, 1999. The unaudited pro forma statement of operations reflects the results of operations of the Babson Money Market Fund - Federal and the Babson Money Market Fund - Prime for the year ended December 31, 1999. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for Babson Money Market Fund - Federal and Babson Money Market Fund - Prime under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Babson Money Market Fund - Prime for pre-combination periods will not be restated.

The pro forma portfolio of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

NOTE 2: CAPITAL SHARES

The pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Babson Money Market Fund - Federal by Babson Money Market Fund - Prime as of December 31, 1999. The number of additional shares issued was calculated by dividing the net asset value of Babson Money Market Fund - Federal by the net asset value per share of Babson Money Market Fund - Prime.

NOTE 3: PRO FORMA ADJUSTMENT

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on December 31, 1999.

NOTE 4: MERGER COSTS AND DISTRIBUTIONS

Merger costs are estimated at approximately $10,000 and are not included in the pro forma statement of operations since these costs are nonrecurring. These costs represent the estimated expense of all funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.
It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

Babson Money Market Fund - Federal and Babson Money Market
Fund - Prime will distribute substantially all their investment income and any realized gains prior to the merger date.

D. L. BABSON MONEY MARKET FUND, INC.

FILE NOS. 2-65761 & 811-2963

FORM N-14
PART C
OTHER INFORMATION

Item 15. Indemnification

Under the terms of the Maryland General Corporation Law and the Registrant's By-Laws, the Registrant shall indemnify any person who was or is a director, officer, or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

(i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

(ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 16. Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits
12(A), 14(A) and 16(A):

(1) Copies of the charter of the D. L. Babson Money Market
Fund, Inc. as now in effect;

(A) Articles of Incorporation of the Registrant as filed in Maryland on October 19, 1979 and previously filed with Post-
Effective Amendment No. 26 to Registration Statement filed on Form N-1A on August 30, 1999.

(B) Articles of Amendment of the Registrant as filed in Maryland on April 15, 1982 and previously filed with Post-
Effective Amendment No. 26 to Registration Statement filed on Form N-1A on August 30, 1999.

(C) Articles Supplementary of the Registrant as filed in Maryland on April 22, 1982 and previously filed with Post-
Effective Amendment No. 26 to Registration Statement filed on Form N-1A on August 30, 1999.

(2) Copies of the existing by-laws or corresponding instruments of the Registrant;

(A) Amended and Restated By-laws as of October 28, 1999 for the Registrant Previously filed with Post-Effective
Amendment No. 26 to Registration Statement filed on Form N-
1A on August 30, 1999.

(3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(A) The Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy
Statement

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

Not Applicable

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(A) Investment Management Agreement between Registrant and
Jones & Babson, Inc. dated June 30, 1995, was previously filed with Post-Effective Amendment No. 26 to Registration
Statement filed on Form N-1A on August 30, 1999.

(B) Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Co., Inc. dated June 30, 1995, was previously filed with Post-Effective Amendment No. 26 to Registration Statement filed on Form N-1A on August 30, 1999.

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(A) Underwriting Contract between D. L. Babson Money Market Fund, Inc. and Jones & Babson, Inc. dated September 30, 1995, was previously filed with Post-Effective Amendment No. 26 to Registration Statement filed on Form N-1A on August 30, 1999.

(8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A) Contract between the Registrant and UMB Bank, N.A. dated
May 5, 1997 was previously filed with Post-Effective
Amendment No. 26 to Registration Statement filed on Form N-
1A on August 30, 1999.

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan;

Not applicable.

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(A) Opinion and consent of counsel was previously filed with Post-Effective Amendment No. 26 to Registration Statement filed on Form N-1A on August 30, 1999.

(12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(A) Form of Opinion and Consent of Counsel Supporting Tax
Matters and Consequences to Shareholders is filed herewith as Exhibit No. EX99.12(A).

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(A) Transfer Agency Agreement between D. L. Babson Money Market Fund, Inc. and Jones & Babson, Inc. dated October 31, 1994, was previously filed with Post-Effective Amendment No. 26 to Registration Statement filed on Form N-1A on August 30, 1999.

(14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933
Act;

(A) Consent of independent auditors is filed herewith as Exhibit No. EX99.14(A).

(15) all financial statements omitted pursuant to Items
14(a)(1);

Not Applicable

(16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(A) Power of Attorney is filed herewith as Exhibit No.
EX99.16(A).

(17) Any additional exhibits which the registrant may wish to file.

Not Applicable

Item 17 Undertakings

(a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed top be the initial bona fide offering of them.

SIGNATURES



As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Kansas City and the State of Missouri, on the 16 day of June, 2000.

                          D. L. Babson Money Market Fund, Inc.
                          (Registrant)

By:                       /s/ Stephen S. Soden
                          Stephen S. Soden
                          President

As required by the Securities Act of 1933, this Registration
Statement has been signed by the following persons in the capacities and on the dates indicated:

/s/ Stephen S. Soden     President, Principal Executive
     Officer
                             and Director
Stephen S. Soden          Dated: June 16, 2000



/s/                       F. C. Rood*   Director
F. C. Rood                Dated: June 16, 2000



/s/                       William H. Russell*     Director
William H. Russell        Dated: June 16, 2000



/s/                       H. David Rybolt*   Director
H. David Rybolt           Dated: June 16, 2000


/s/                       P. Bradley Adams   Treasurer and
Principal Financial
                          and Accounting Officer
P. Bradley Adams          Dated: June 16, 2000



*By:/s/ Stephen S. Soden
    Stephen S. Soden
    Attorney-in-Fact
    (Pursuant to Power of Attorney filed herewith)

D. L. BABSON MONEY MARKET FUND, INC.

REGISTRATION STATEMENT ON FORM N-14

EXHIBIT INDEX



EXHIBIT 99.(12)(A) Form of Opinion and Consent of Counsel
Supporting Tax Matters and Consequences to Shareholders

EXHIBIT 99.(14)(A) Consent of Independent Auditors, Ernst and Young LLP

EXHIBIT 99.(16)(A) Power of Attorney